Note 13 - Earnings Per Share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	2022	2023	2024
Income:
Net income	106,244,916	114,549,279	112,775,678
Weighted average common shares –outstanding, basic	7,181,561	6,931,280	6,938,204
Basic earnings per share	14.79	16.53	16.25

Effect of dilutive securities:
Dilutive effect of non-vested shares	8,546	4,780	23,062
Weighted average common shares –outstanding, diluted	7,190,107	6,936,060	6,961,266
Diluted earnings per share	14.78	16.52	16.20

For the years ended December 31, 2022, 2023 and 2024, the denominator of the diluted earnings per share calculation includes 8,546, 4,780 and 23,062 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.